Provisions (Tables)	12 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Movement in Provisions

	Restructuring[1]	Decommissioning liabilities[2]	Others[3]	Total
	$	$	$	$
As at September 30, 2019	39,212	25,824	33,419	98,455
Adoption of IFRS 16 (Note 3)	—	—	(5,987)	(5,987)
As at October 1, 2019	39,212	25,824	27,432	92,468
Additional provisions	193,592	5,328	34,842	233,762
Business acquisitions	—	351	24,823	25,174
Utilized amounts	(119,331)	(3,667)	(24,091)	(147,089)
Reversals of unused amounts	—	(3,006)	(6,532)	(9,538)
Discount rate adjustment and imputed interest	—	158	—	158
Foreign currency translation adjusment	1,799	1,573	1,213	4,585
As at September 30, 2020	115,272	26,561	57,687	199,520
Current portion	112,731	8,609	54,292	175,632
Non-current portion	2,541	17,952	3,395	23,888

[1]	See Note 25, Restructuring costs and Note 27c), Investments in subsidiaries.

[2]
As at September 30, 2020, the decommissioning liabilities were based on the expected cash flows of $27,390,000 and were discounted at a weighted average rate of 0.59%. The timing of settlements of these obligations ranges between one and thirteen years as at September 30, 2020. The reversals of unused amounts are mostly due to favourable settlements.

[3]	As at September 30, 2020, others included onerous revenue-generating contracts, onerous supplier contracts and litigation and claims.